Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

1933 Act Rule 497(j)

1933 Act File No. 033-39519

1940 Act File No. 811-05686

March 6, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds (the

“Registrant”)

File Nos. 033-39519 and 811-05686

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Invesco SMA High Yield Bond Fund that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 107 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 1, 2023.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or, in my absence, to Adrienne Ruffle at (212) 323-5231or Adrienne.Ruffle@invesco.com.

Very truly yours,

/s/ Mena Larmour
Mena Larmour

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

A Pennsylvania Limited Liability Partnership